INCOME TAXES (Details 2) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
DEFERRED TAX ASSETS
Net operating losses	$ 7,131,636	$ 5,611,276
Exploration costs	(1,503,472)	(931,289)
Oil and natural gas leases	2,192,654	691,336
Stock based compensation	411,287	138,278
Accrued interest and expenses not paid	271,190	246,360
Derivative financial instrument	(57,059)	0
Differences in book/tax depreciation	13,573	7,215
Net deferred tax asset	8,459,809	5,763,176
Valuation allowance	(8,459,809)	(5,763,176)
NET DEFERRED TAXES	$ 0	$ 0